Note 19 - Trade Receivables - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Trade receivables	R$ 5,335.7	R$ 4,774.5
Bad debt provision	(521.5)	(443.7)
Net, trade receivables	4,814.2	4,330.8
Current [member]
Statement Line Items [Line Items]
Trade receivables	4,343.8	4,093.6
Bad debt provision	(4.3)	(6.9)
Net, trade receivables	4,339.5	4,086.7
Less than one month [member]
Statement Line Items [Line Items]
Trade receivables	340.7	187.9
Bad debt provision	(0.1)	(1.9)
Net, trade receivables	340.6	186.0
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Trade receivables	32.3	28.4
Bad debt provision	(0.4)	(4.1)
Net, trade receivables	31.9	24.3
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Trade receivables	63.3	43.7
Bad debt provision	(0.8)	(9.9)
Net, trade receivables	62.5	33.8
Later than three months and less than six months [member]
Statement Line Items [Line Items]
Trade receivables	85.6	30.0
Bad debt provision	(45.9)	(30.0)
Net, trade receivables	39.7
Later than six months and less than 12 months [member]
Statement Line Items [Line Items]
Trade receivables	42.2	38.9
Bad debt provision	(42.2)	(38.9)
Net, trade receivables
Later than a year [member]
Statement Line Items [Line Items]
Trade receivables	427.8	352.0
Bad debt provision	(427.8)	(352.0)
Net, trade receivables